Loan Agreements - Fair Value of Preferred Stock Warrants Calculated using Black-Scholes Assumptions (Detail) (Loan and Security Agreement with Lighthouse Capital Partners VI, L.P. [Member], Series D Convertible Preferred Stock [Member])
	1 Months Ended
	Aug. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Loan and Security Agreement with Lighthouse Capital Partners VI, L.P. [Member] | Series D Convertible Preferred Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contractual life	9 years 3 months 15 days	9 years 8 months 9 days	10 years
Expected volatility	80.00%	80.00%	80.00%
Risk-free interest rate	1.68%	2.17%	1.98%